Derivative financial instruments - Composition of open transactions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) lb	Dec. 31, 2020 USD ($) lb	Dec. 31, 2019 USD ($)
Disclosure of derivative financial instruments [Line Items]
Fair value	$ (6,976)	$ (18,439)
Copper Price Hedging Instrument [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	20,000	20,750
Fair value	$ (6,332)	$ (15,804)
Settlement period one [Member] | Copper Price Hedging Instrument [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	3,250	1,250
Fixed Quotation	$ 9,405	$ 6,500
Future quotation	9,748	7,758
Fair value	$ (1,112)	$ (1,572)
Settlement period one [Member] | Zinc Price Hedging Instrument [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	500
Fixed Quotation	$ 3,450
Future quotation	9,748
Fair value	$ (65)
Settlement period one [Member] | Minimum
Disclosure of derivative financial instruments [Line Items]
Fixed Quotation			$ 6,500
Settlement period two [Member] | Copper Price Hedging Instrument [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	2,000	1,250
Fixed Quotation	$ 9,444	$ 6,500
Future quotation	9,740	7,762
Fair value	$ (591)	$ (1,577)
Settlement period two [Member] | Minimum
Disclosure of derivative financial instruments [Line Items]
Fixed Quotation			$ 6,500
Settlement period three [Member] | Copper Price Hedging Instrument [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	2,000	2,250
Fixed Quotation	$ 9,525	$ 6,633
Future quotation	9,732	7,767
Fair value	$ (413)	$ (2,549)
Settlement period four [Member] | Copper Price Hedging Instrument [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	2,700	2,000
Fixed Quotation	$ 9,103	$ 6,750
Future quotation	9,719	7,769
Fair value	$ (1,661)	$ (2,036)
Settlement period five [Member] | Copper Price Hedging Instrument [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	3,050	3,000
Fixed Quotation	$ 9,175	$ 6,897
Future quotation	9,701	7,769
Fair value	$ (1,601)	$ (2,615)
Settlement period six [Member] | Copper Price Hedging Instrument [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	1,000	3,000
Fixed Quotation	$ 9,425	$ 6,967
Future quotation	9,686	7,770
Fair value	$ (260)	$ (2,408)
Settlement period seven [Member] | Copper Price Hedging Instrument [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	3,000	2,000
Fixed Quotation	$ 9,442	$ 7,025
Future quotation	9,676	7,768
Fair value	$ (701)	$ (1,483)
Settlement period eight [Member] | Copper Price Hedging Instrument [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb		2,000
Fixed Quotation		$ 7,100
Future quotation		7,765
Fair value		$ (1,327)
Settlement period nine [Member] | Copper Price Hedging Instrument [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb		2,000
Fixed Quotation		$ 7,500
Future quotation		7,762
Fair value		$ (523)
Settlement period ten [Member] | Copper Price Hedging Instrument [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	1,500	2,000
Fixed Quotation	$ 9,762	$ 7,900
Future quotation	9,631	7,757
Fair value	$ 196	$ 286
Settlement period twelve [Member] | Copper Price Hedging Instrument [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	1,000
Fixed Quotation	$ 9,475
Future quotation	9,600
Fair value	$ (124)